Accumulated Other Comprehensive Income (Loss) - Schedule of Changes in AOCI, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 95,305	$ 54,687	$ 52,657
OCI, before Reclassifications, before Tax, Attributable to Parent	(15,069)	17,563	(12,088)
Income tax effects before reclassifications	477	(8,288)	7,108
Amounts reclassified from AOCI		9,687	104
Income tax effects on reclassifications		(3,131)	(34)
Currency translation AOCI	284	(3,203)	1,377
Ending balance	158,896	95,305	54,687
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax
Beginning balance	(5,320)	(17,948)	(14,415)
Ending balance	(19,628)	(5,320)	(17,948)
Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(554)	4,378	(1,790)
OCI, before Reclassifications, before Tax, Attributable to Parent	(8,918)	(4,077)	4,473
Income tax effects before reclassifications	(1,178)	(855)	1,695
Amounts reclassified from AOCI		0	0
Income tax effects on reclassifications		0	0
Currency translation AOCI	0	0	0
Ending balance	(10,650)	(554)	4,378
Hedging Activities Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(1,801)	(15,262)	(12,414)
OCI, before Reclassifications, before Tax, Attributable to Parent	(6,349)	20,970	(4,857)
Income tax effects before reclassifications	1,719	(7,216)	1,630
Amounts reclassified from AOCI		0	0
Income tax effects on reclassifications		0	0
Currency translation AOCI	284	(293)	379
Ending balance	(6,147)	(1,801)	(15,262)
Pension and Other Postretirement Benefit Liability Adjustment
AOCI Attributable to Parent, Net of Tax
Beginning balance	(2,965)	(7,064)	(211)
OCI, before Reclassifications, before Tax, Attributable to Parent	198	670	(11,704)
Income tax effects before reclassifications	(64)	(217)	3,783
Amounts reclassified from AOCI		9,687	104
Income tax effects on reclassifications		(3,131)	(34)
Currency translation AOCI	0	(2,910)	998
Ending balance	$ (2,831)	$ (2,965)	$ (7,064)